Consolidated Balance Sheets	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Current assets:
Cash and cash equivalents	$ 6,898,288	$ 884,396	$ 20,890,350
Accounts receivable, net	2,100,616	269,310	1,863,838
Deferred offering costs	435,425	55,824	281,726
Promissory notes receivables, net	51,716,928	6,630,375	18,637,643
Current portion of long-term prepayments	2,382,714	305,476	8,087,313
Deposits, prepayments and other receivables			167,506
Total current assets	63,533,971	8,145,381	49,928,376
Non-current assets:
Intangible asset, net	982,800	126,000
Equity method investments#
Property and equipment, net	24,164	3,098	29,857
Long-term prepayments	2,003	257	801,000
Goodwill	13,259,992	1,699,999
Total non-current assets	14,268,959	1,829,354	830,857
TOTAL ASSETS	77,802,930	9,974,735	50,759,233
Current liabilities:
Accounts payable	205,767	26,380	205,767
Accrued liabilities and other payable	1,702,110	218,219	1,044,062
Contract liabilities	936,273	120,035	776,061
Total current liabilities	2,844,150	364,634	2,025,890
TOTAL LIABILITIES	2,844,150	364,634	2,025,890
Commitments and contingencies
Shareholders’ equity:
Ordinary share
Additional paid-in capital	137,315,218	17,604,515	84,060,340
Accumulated other comprehensive loss	(64,712)	(8,296)	(11,687)
Accumulated deficit	(62,756,330)	(8,045,683)	(35,436,714)
Total shareholders' deficit	74,958,780	9,610,101	48,733,343
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	77,802,930	9,974,735	50,759,233
Common Class A [Member]
Shareholders’ equity:
Ordinary share	417,250	53,494	74,050
Common Class B [Member]
Shareholders’ equity:
Ordinary share	$ 47,354	$ 6,071	$ 47,354